NOTE 6 - ROPHE ACQUISITION (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2010	Apr. 30, 2010	Mar. 31, 2010	Mar. 05, 2010	Jan. 10, 2010	Dec. 11, 2009
Disclosure Text Block Supplement [Abstract]
Equity Method Investment, Ownership Percentage								100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid								$ 1,200,000
Business Acquisition, Cost of Acquired Entity, Other Noncash Consideration								3,000,000
Sale of Stock, Price Per Share (in Dollars per share)								$ 0.122
Business Acquisition, Cost of Acquired Entity, Purchase Price								1,565,000
Business Acquisition, Initial Payment							50,000
Business Acquisition, Second Payment					200,000
Business Acquisition, Third Payment				250,000
Business Acquisition, Payment on Launch of Project 1			233,333
Business Acquisition, Payment on Launch of Project 2			233,333
Business Acquisition, Payment on Launch of Project 3			233,334
Business Acquisition Cost of Acquired Entity Amended Purchase Price Other Non-cash Consideration						3,000,000
Business Acquisition, Amended Agreement, Cost of Acquired Entity, Additional Cash Consideration						400,000
Business Acquisition, Amended Agreement, First Additional Payment						35,000
Business Acquisition, Amended Agreement, Second Additional Payment					65,000
Business Acquisition, Balance Due at Period End	525
Business Acquisition, Cost of Acquired Entity, Amended Purchase Price		865,000
Business Acquisition, Cost of Acquired Entity, Remaining Contingent Payment		$ 700,000